DEFERRED REVENUE	12 Months Ended
Dec. 31, 2016
DEFERRED REVENUE
DEFERRED REVENUE

12. DEFERRED REVENUE

	As of December 31,
	2015 (As adjusted)	2016
	RMB	RMB	US$
Current:
Deferred revenue from customers	46,519	32,969	4,749
Deferred government subsidies	9,551	15,692	2,260

	56,070	48,661	7,009

Non-current:
Deferred revenue from customers	7,166	6,001	864
Deferred government subsidies	1,000	—	—

	8,166	6,001	864